Fair Value of Financial Assets and Liabilities (Details) - Schedule of Financial Instruments Classified As Level 3 - Level 3	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
FX option pricing model | Financial derivative contracts | Volatility
Schedule of Financial Instruments Classified As Level 3 [Line Items]
Impacts (in MCh$) Sens, -1bp Unfavorable scenario	(4.16%)
Impacts (in MCh$) Sens, +1bp Favorable scenario	4.16%
Discounted Cash Flows | Financial derivative contracts | Credit spread
Schedule of Financial Instruments Classified As Level 3 [Line Items]
Impacts (in MCh$) Sens, -1bp Unfavorable scenario	(12.33%)
Impacts (in MCh$) Sens, +1bp Favorable scenario	12.33%
Discounted Cash Flows | Debt financial instruments | Observability
Schedule of Financial Instruments Classified As Level 3 [Line Items]
Impacts (in MCh$) Sens, -1bp Unfavorable scenario	(1.08%)
Impacts (in MCh$) Sens, +1bp Favorable scenario	1.08%
Discounted Cash Flows | Other financial instruments | Observability
Schedule of Financial Instruments Classified As Level 3 [Line Items]
Impacts (in MCh$) Sens, -1bp Unfavorable scenario	(25.15%)
Impacts (in MCh$) Sens, +1bp Favorable scenario	25.15%
Discounted Cash Flows | Other financial instruments | Interest rate curve
Schedule of Financial Instruments Classified As Level 3 [Line Items]
Impacts (in MCh$) Sens, -1bp Unfavorable scenario	(147.93%)
Impacts (in MCh$) Sens, +1bp Favorable scenario	147.93%
Present Value method | Financial derivative contracts
Schedule of Financial Instruments Classified As Level 3 [Line Items]
Impacts (in MCh$) Sens, -1bp Unfavorable scenario		0.00%
Impacts (in MCh$) Sens, +1bp Favorable scenario		0.00%
Internal rate of return method | Debt financial instruments
Schedule of Financial Instruments Classified As Level 3 [Line Items]
Impacts (in MCh$) Sens, -1bp Unfavorable scenario		0.00%
Impacts (in MCh$) Sens, +1bp Favorable scenario		29.00%